Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Deferred revenue	$ 646	$ 1,502
Deferred revenue present of current	$ 646	$ 884
Deposits rate	8.33%
Tax benefit largest amount	50.00%